Discontinued Operations and Assets Held for Sale (Details) (USD $)	6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended
	Dec. 31, 2011	Jun. 27, 2011	Dec. 31, 2013 shopping_center	Dec. 31, 2012 building land_parcel shopping_center	Dec. 31, 2011 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jun. 27, 2011 Predecessor [Member]	Dec. 31, 2013 Wholly Owned Properties [Member] Property	Mar. 31, 2014 Subsequent Event [Member] Wholly Owned Properties [Member] Property
Discontinued operations:
Revenues					$ 26,551,000	$ 35,243,000	$ 50,609,000	$ 26,593,000
Operating expenses					(26,095,000)	(27,429,000)	(42,132,000)	(22,068,000)
Other expense, net					(6,218,000)	(4,310,000)	(10,915,000)	(2,506,000)
Income from discontinued operating properties					(5,762,000)	3,504,000	(2,438,000)	2,019,000
Gain on disposition of operating properties					0	3,392,000	5,369,000	0
Impairment on real estate held for sale	0	(8,608,000)	(45,122,000)	(13,599,000)	0	(45,122,000)	(13,599,000)	(8,608,000)
Loss from discontinued operations					(5,762,000)	(38,226,000)	(10,668,000)	(6,589,000)
Number of shopping centers classified as Real estate held for sale			1	1
Aggregate book value			5,500,000	1,600,000
Number of Real Estate Properties									33	33
Number of shopping centers sold			18	19
Number of land parcels sold				1
Proceeds from dispositions			$ 54,600,000	$ 50,600,000	$ 719,000	$ 58,994,000	$ 50,609,000	$ 53,453,000
Number of building sold				2